Derivative Liabilities (Details Narrative) - First Amendments [Member] - New Brainlab Note [Member]	1 Months Ended
Jun. 30, 2016 USD ($) shares
Number of warrants issued | shares	34,957
Debt face amount | $	$ 500,000